Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital and Share Premium [Abstract]
Schedule of Group's Share Capital	The details of the Group’s share capital are as follows:
	Number of shares	Share capital	Share premium
Shares outstanding as December 31, 2021	589,990	590	24,719,794
Issuance of shares	5,473,344	5,473	53,239,760
Shares outstanding as December 31, 2022	6,063,334	6,063	77,959,554
Face value changes and fractional shares due to reverse stock split	(142)	(5,457)	5,457
Shares outstanding as December 31, 2023	6,063,192	606	77,965,011
	Number of shares	Share capital	Share premium
Authorized Common shares of US$0.0001 as at December 31, 2023	150,000,000	$15,000	$-
Issue and fully paid common shares of US$0.0001 as at December 31, 2021	589,990	590	$24,719,794
Issue and fully paid common shares of US$0.0001 as at December 31, 2022	6,063,334	6,063	$77,959,554
Issue and fully paid common shares of US$0.0001 as at December 31, 2023	6,063,192	606	$77,965,011

Schedule of Series A, C And D Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock	Holders of Series A, C and D Convertible Preferred Stock converted certain preferred stock to common stock during 2021. Following table shows the changes of the preferred stock during 2021:
	Preferred A		Preferred C		Preferred D		Total
	Shares	Amount $	Shares	Amount $	Shares	Amount $	Shares	Amount $
At December 31, 2021	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000		5,860,000
Changes	-	-	-	-	-	-		-

At December 31, 2022	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000		5,860,000
Changes	-	-	-	-	-	-		-
At December 31, 2023	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000		5,860,000
Common shares convertible	124,000	N/A	75,000	N/A	104,000	N/A	303,000	N/A